Revenues - Schedule of Timing of Revenue Recognition (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Timing of Revenue Recognition [Line Items]
Timing of revenue recognition, Total Revenues	¥ 273,333,957	¥ 205,481,904	¥ 179,586,066
Revenue from goods or services transferred to customers at a point in time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Timing of revenue recognition, Total Revenues	273,333,957	205,481,904	177,315,343
Revenue from services transferred to customers over time [Member]
Schedule of Timing of Revenue Recognition [Line Items]
Timing of revenue recognition, Total Revenues			¥ 2,270,723